The Frontier Economic Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 3.1%
Alphabet, Inc. - Class A	65	$ 24,722
Globalstar, Inc. (a)	107	9,011
Iridium Communications, Inc.	280	14,498
Liberty Capital Corp. - Class C (a)	171	3,825
Verizon Communications, Inc.	403	19,267
Walt Disney Co.	189	19,246
		90,569

Consumer Discretionary - 17.5%
Airbnb, Inc. - Class A (a)	107	14,264
Amazon.com, Inc. (a)	96	25,981
AutoZone, Inc. (a)	3	8,806
Best Buy Co., Inc.	213	16,603
Buckle, Inc.	124	5,688
Canada Goose Holdings, Inc. (a)	538	5,530
Carnival Corp. Ltd.	1,269	35,608
Choice Hotels International, Inc.	61	6,642
Darden Restaurants, Inc.	63	12,846
Domino's Pizza, Inc.	32	9,939
DoorDash, Inc. - Class A (a)	365	58,141
Ford Motor Co.	942	16,429
GameStop Corp. - Class A (a)	282	5,973
General Motors Co.	246	20,477
H&R Block, Inc.	223	8,583
Harley-Davidson, Inc.	343	8,294
Hilton Worldwide Holdings, Inc.	65	21,298
Home Depot, Inc.	53	16,808
Lithia Motors, Inc.	23	6,690
Lowe's Cos., Inc.	72	15,434
Lululemon Athletica, Inc. (a)	74	9,707
Marriott International, Inc. - Class A	59	22,160
McDonald's Corp.	61	17,031
Norwegian Cruise Line Holdings Ltd. (a)	837	15,351
O'Reilly Automotive, Inc. (a)	212	18,419
Pursuit Attractions and Hospitality, Inc. (a)	183	8,193
Royal Caribbean Cruises Ltd.	190	54,080
Starbucks Corp.	208	20,625
Ulta Beauty, Inc. (a)	20	10,177
Yamaha Motor Co. Ltd.	900	7,412
Yum! Brands, Inc.	81	11,984
		515,173

Consumer Staples - 4.7%
Albertsons Cos., Inc. - Class A	359	5,604
Coca-Cola Co.	249	19,673
Constellation Brands, Inc. - Class A	84	11,661
Costco Wholesale Corp.	21	20,083
Kroger Co.	192	11,933
North West Co., Inc.	164	6,163
PepsiCo, Inc.	119	17,159
Sysco Corp.	149	11,296
Target Corp.	116	14,740

Walmart, Inc.	159	18,404
		136,716

Energy - 16.8%
APA Corp.	701	25,537
Baker Hughes Co.	620	39,606
ConocoPhillips	544	62,005
Core Laboratories, Inc.	1,142	15,611
Expro Group Holdings NV (a)	1,131	16,705
Exxon Mobil Corp.	404	58,685
Halliburton Co.	1,121	43,551
Nabors Industries Ltd. (a)	259	23,991
Pantheon Resources PLC (a)	178,401	33,137
Repsol SA	1,825	46,939
Santos Ltd.	8,348	46,910
SLB Ltd.	1,160	63,278
Weatherford International PLC	187	19,381
		495,336

Financials - 2.4%
Ameriprise Financial, Inc.	28	12,480
KeyCorp	637	13,587
Marsh & McLennan Cos., Inc.	112	17,917
Northrim BanCorp, Inc.	273	6,746
Wells Fargo & Co.	238	18,454
		69,184

Health Care - 2.4%
CVS Health Corp.	271	24,656
HCA Healthcare, Inc.	39	14,763
Labcorp Holdings, Inc.	47	12,223
McKesson Corp.	21	15,591
Universal Health Services, Inc. - Class B	30	4,383
		71,616

Industrials - 35.1% (b)
AECOM	140	9,712
Air Canada (a)	1,362	21,821
Alaska Air Group, Inc. (a)	381	17,534
American Airlines Group, Inc. (a)	1,525	22,326
ANA Holdings, Inc.	1,000	18,773
ArcBest Corp.	200	27,338
Boeing Co. (a)	86	19,879
Booz Allen Hamilton Holding Corp.	176	13,936
Bridger Aerospace Group Holdings, Inc. (a)	1,145	2,679
Builders FirstSource, Inc. (a)	121	9,227
Cathay Pacific Airways Ltd.	11,000	18,667
Delta Air Lines, Inc.	580	47,838
DSV AS	159	39,959
Emerson Electric Co.	133	19,128
Fastenal Co.	293	12,951
FedEx Corp.	156	64,233
Ferguson Enterprises, Inc.	52	11,750
General Dynamics Corp.	58	20,116
General Electric Co.	59	19,102
Hertz Global Holdings, Inc. (a)	1,502	8,111
Honeywell International, Inc.	83	19,742
Jacobs Solutions, Inc.	99	11,866

Kawasaki Kisen Kaisha Ltd.	1,300	20,579
Kirby Corp. (a)	153	21,510
L3Harris Technologies, Inc.	38	11,977
Leidos Holdings, Inc.	77	9,841
Lockheed Martin Corp.	31	16,444
MasTec, Inc. (a)	46	17,405
Matson, Inc.	121	21,937
Nippon Yusen KK	1,200	40,050
Northrop Grumman Corp.	28	15,783
Quanta Services, Inc.	35	24,911
Republic Services, Inc.	61	12,227
Ryder System, Inc.	89	22,326
SkyWest, Inc. (a)	187	16,017
Stantec, Inc.	76	5,747
Tetra Tech, Inc.	203	5,580
TFI International, Inc.	173	26,709
Trane Technologies PLC	44	19,857
Uber Technologies, Inc. (a)	842	59,277
U-Haul Holding Co. (a)	131	7,584
United Continental Holdings, Inc. (a)	357	40,984
United Parcel Service, Inc. - Class B	522	55,692
United Rentals, Inc.	15	14,935
Waste Connections, Inc.	80	11,948
Worley Ltd.	720	6,703
WSP Global, Inc.	84	11,907
WW Grainger, Inc.	12	14,811
XPO, Inc. (a)	197	42,207
		1,031,636

Information Technology - 5.3%
Apple, Inc.	74	23,093
Cisco Systems, Inc.	257	30,948
International Business Machines Corp.	88	26,206
Microsoft Corp.	51	22,962
Motorola Solutions, Inc.	29	11,695
Oracle Corp.	137	30,932
Viasat, Inc. (a)	140	11,287
		157,123

Materials - 12.0%
Coeur Mining, Inc.	1,619	31,279
Contango Silver & Gold, Inc. (a)	691	13,896
Felix Gold Ltd. (a)	14,525	3,658
Freegold Ventures Ltd. (a)	4,397	3,766
GoldMining, Inc. (a)	11,727	13,721
Graphite One, Inc. (a)	1,903	1,616
Hecla Mining Co.	1,698	30,173
Kinross Gold Corp.	1,112	33,807
Knife River Corp. (a)	76	5,967
Major Drilling Group International, Inc. (a)	698	8,665
Northern Dynasty Minerals Ltd. (a)	13,190	30,997
Northern Star Resources Ltd.	1,911	25,863
Nova Minerals Ltd. (a)	9,448	5,132
Novagold Resources, Inc. (a)	1,718	14,723
Sherwin-Williams Co.	55	16,711
Silver47 Exploration Corp. (a)	7,791	4,016
South32, Ltd.	12,605	43,623
Teck Resources Ltd. - Class B	671	44,393
Trilogy Metals, Inc. (a)	4,577	21,192

Vizsla Copper Corp. (a)	668		606
			353,804
TOTAL COMMON STOCKS (Cost $2,558,193)			2,921,157

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (c)	17,125		17,125
TOTAL MONEY MARKET FUNDS (Cost $17,125)			17,125

TOTAL INVESTMENTS - 99.9% (Cost $2,575,318)			2,938,282
Other Assets in Excess of Liabilities - 0.1%		0.00147	4,335
TOTAL NET ASSETS - 100.0%			$ 2,942,617

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

The Frontier Economic Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,921,157	$ –	$ –	$ 2,921,157
Money Market Funds	17,125	–	–	17,125
Total Investments	$ 2,938,282	$ –	$ –	$ 2,938,282

Refer to the Schedule of Investments for further disaggregation of investment categories.